Prepayments and other assets, net - Security deposits (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Prepayments and other assets, net
Security deposits with real estate developers	¥ 97,676	¥ 138,151
Less: Allowance for doubtful accounts	(71,278)	(71,173)
Security deposits with real estate developers, net	26,398	66,978
Without Sales Commitment Arrangement
Prepayments and other assets, net
Security deposits with real estate developers	¥ 97,676	98,066
Sales Commitment Arrangements
Prepayments and other assets, net
Security deposits with real estate developers		¥ 40,085